Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Natixis Funds Trust IV
Prospectus Date	rr_ProspectusDate	May 01, 2018
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

AEW REAL ESTATE FUND

Supplement dated April 30, 2019 to the Prospectus and Statement of Additional Information of AEW Real Estate Fund, each dated May 1, 2018, as may be revised or supplemented from time to time.

Effective May 1, 2019, AEW Capital Management, L.P. has given a binding contractual underatking to the Fund to limit the amount of the Fund's total annual fund operating expenses (exclusive of brokerage expenses, interest expense, taxes, acquired fund fees and expenses, organizational and extraordinary expenses, such as litigation and indemnification expenses) to 1.25%, 2.00%, 0.95%, 1.25% and 1.00% of the Fund's average daily net assets for Class A, Class C, Class N, Class T and Class Y shares, respectively. This undertaking is in effect through May 31, 2019. Accordingly, the table regarding expense limits within the sub-section "Advisory Fees" in the section "Fund Charges and Expenses" is amended with respect to the Fund as follows:

Fund	Expense Limit	Date of Undertaking
AEW Real Estate Fund
Class A	1.25%	May 1, 2019
Class C	2.00%	May 1, 2019
Class N	0.95%	May 1, 2019
Class T	1.25%	May 1, 2019
Class Y	1.00%	May 1, 2019

Effective May 1, 2019, Natixis Advisors, L.P. has given a binding contractual undertaking to the Fund to reimburse any and all transfer agency expenses for Class N shares. This undertaking is in effect through May 31, 2020 and may be terminated before then only with the consent of the Fund's Board of Trustees.

AEW Real Estate Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

AEW REAL ESTATE FUND

Supplement dated April 30, 2019 to the Prospectus and Statement of Additional Information of AEW Real Estate Fund, each dated May 1, 2018, as may be revised or supplemented from time to time.

Effective May 1, 2019, AEW Capital Management, L.P. has given a binding contractual underatking to the Fund to limit the amount of the Fund's total annual fund operating expenses (exclusive of brokerage expenses, interest expense, taxes, acquired fund fees and expenses, organizational and extraordinary expenses, such as litigation and indemnification expenses) to 1.25%, 2.00%, 0.95%, 1.25% and 1.00% of the Fund's average daily net assets for Class A, Class C, Class N, Class T and Class Y shares, respectively. This undertaking is in effect through May 31, 2019. Accordingly, the table regarding expense limits within the sub-section "Advisory Fees" in the section "Fund Charges and Expenses" is amended with respect to the Fund as follows:

Fund	Expense Limit	Date of Undertaking
AEW Real Estate Fund
Class A	1.25%	May 1, 2019
Class C	2.00%	May 1, 2019
Class N	0.95%	May 1, 2019
Class T	1.25%	May 1, 2019
Class Y	1.00%	May 1, 2019

Effective May 1, 2019, Natixis Advisors, L.P. has given a binding contractual undertaking to the Fund to reimburse any and all transfer agency expenses for Class N shares. This undertaking is in effect through May 31, 2020 and may be terminated before then only with the consent of the Fund's Board of Trustees.